Stockholders' Equity (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011
Stockholders' Equity (Textual) [Abstract]
Common stock issued as a result of option exercises	1,210,000	1,954,000
Shares repurchases	1,248,278
Stock repurchases after quarter end through July 20		797,538
Average price of common stock repurchased	$ 49.07
Average price of common stock repurchased after quarter end through July 20		$ 49.39
Remaining capacity for authorized repurchase shares		$ 189
Payments for Repurchase of Common Stock		$ 61	$ 0